Other Non-Current Assets (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Sep. 30, 2020
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Debt issuance costs, net	$ 1,764	$ 1,867
Prepayments to outside operators	188	284
Other deposits	82	98
Total other non-current assets	$ 2,034	$ 2,249